SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dole evaluated subsequent events through March 28, 2024, the date that Dole’s consolidated financial statements were issued.
On January 4, 2024, Dole paid a cash dividend of $0.08 per share, totaling $7.6 million, to shareholders for the third quarter dividend declared on November 15, 2023. On February 28, 2024, the Board of Directors of Dole plc declared a cash dividend for the fourth quarter of 2023 of $0.08 per share, payable on April 4, 2024, to shareholders of record on March 21, 2024.
On February 27, 2024, Dole entered into a definitive agreement with PTF Holdings, LLC (“PTF Holdings”) pursuant to which Dole agreed to sell its 65.0% stake in Progressive Produce to PTF Holdings for gross proceeds of $120.3 million in cash. The transaction closed on March 13, 2024.
On March 27, 2024, Dole and Fresh Express agreed to terminate the Fresh Express Agreement due to a failure to obtain regulatory approval. Dole also announced that it is in the process of pursuing alternative transactions through which it will exit the Fresh Vegetables business.